SEGMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Net revenues	$ 20,272	$ 20,314	$ 20,317
Branded CNS [Member]
Product Information [Line Items]
Net revenues	5,575	5,545	5,464
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	957	964	856
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	504	510	448
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	1,180	1,005	860
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	344	364	522
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	4,237	4,328	3,996
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	428	371	330
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	388	320	347
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	478	429	406
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	286	328	297
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	767	709	608
Branded [Member]
Product Information [Line Items]
Net revenues	$ 8,560	$ 8,388	$ 8,150